ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	[1]	$ 197,331	$ (1,692,488)
Other comprehensive income (loss) before reclassifications	[1]	207,264	1,958,938
Amount reclassified from accumulated other comprehensive income (Loss)	[1],[2]	(6,601)	(69,119)
Total other comprehensive income	[1]	200,663	1,889,819
Accumulated Other Comprehensive Income (loss) at the end of the period	[1]	397,994	197,331
Unrealized Gains and Losses on Available-for-Sale Securities
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	[1]	197,331	(1,692,488)
Other comprehensive income (loss) before reclassifications	[1]	207,264	1,958,938
Amount reclassified from accumulated other comprehensive income (Loss)	[1],[2]	(6,601)	(69,119)
Total other comprehensive income	[1]	200,663	1,889,819
Accumulated Other Comprehensive Income (loss) at the end of the period	[1]	$ 397,994	$ 197,331

[1]	All amounts are net of tax.
[2]	See table below for details about reclassifications.